FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Capital management (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Bank indebtedness	$ 7.1	$ 8.3
Long-term debt	4,240.2	4,219.6	$ 3,270.4
Lease liabilities	114.2	122.6	143.4
Derivative financial instruments	(388.8)	(465.0)
Cash and cash equivalents	(2.4)	(1.1)	(815.8)	$ (1.0)
Promissory note to the parent corporation	(160.0)
Net liabilities	3,810.3	3,884.4
Equity	$ 121.5	$ (147.3)	$ 1,920.5